SHORT-TERM INVESTMENTS - Summary of Available-for-Sale Investments by Maturity (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Amortized Cost
Due in one year or less	$ 54,866
Due after one year	0
Total investments	54,866
Estimated Fair Value
Due in one year or less	54,875
Due after one year	0
Total investments	$ 54,875